Subsequent Events (Details) $ in Thousands, kr in Billions	Aug. 20, 2020 USD ($)	Aug. 20, 2020 NOK (kr)	Aug. 01, 2020 USD ($) vessel	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Long-term Debt				$ 2,225,487	$ 2,827,152
Teekay LNG | Unsecured Debt [Member] | Subsequent Event
Subsequent Event [Line Items]
Unsecured Debt | kr		kr 1.0
Derivative, Fixed Interest Rate	5.74%	5.74%
Teekay Tankers [Member] | Subsequent Event
Subsequent Event [Line Items]
Long-term Debt			$ 67,400
Teekay Tankers [Member] | Secured Debt [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel			4
United States of America, Dollars | Teekay LNG | Unsecured Debt [Member] | Subsequent Event
Subsequent Event [Line Items]
Unsecured Debt	$ 112,000